STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, Predecessor Company, Intermex Holdings, Inc. and Subsidiaries (Details) - USD ($)				1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 16, 2013	Sep. 23, 2013	Jan. 11, 2012	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Common Stock [Abstract]
Common stock, shares authorized (in shares)					35,000,000	35,000,000
Common stock, shares issued (in shares)					7,780,627	5,298,333
Common stock, shares outstanding (in shares)					7,780,627	5,298,333
Common Stock, par value (in dollars per share)					$ 0.0001	$ 0.0001
Intermex Holdings, Inc. and Subsidiaries [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)					1,000
Common stock, shares issued (in shares)					10
Common stock, shares outstanding (in shares)					10
Common Stock, par value (in dollars per share)					$ 0.01
Dividends [Abstract]
Cash dividends					$ 20,178,000
Stock Options [Abstract]
Shares issued (in shares)					0
Intermex Holdings, Inc. and Subsidiaries [Member] | Restricted Shares [Member]
Restricted Stock Grants [Abstract]
Compensation expense					$ 0
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member]
Stock Options [Abstract]
Options outstanding (in shares)					0
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)						200,000,000
Common stock, shares issued (in shares)						81,879,165
Common stock, shares outstanding (in shares)						81,879,165
Common Stock, par value (in dollars per share)						$ 0.01
Dividends [Abstract]
Cash dividends				$ 0		$ 1,286,995	$ 18,144,839
Stock Options [Abstract]
Shares issued (in shares)				0		0	0
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Stock Option [Member]
Restricted Stock Grants [Abstract]
Compensation expense				$ 2,812,919		$ 0	$ 0
Tax benefit recognized						0	0
Stock Options [Abstract]
Tax benefit recognized						$ 0	$ 0
Options forfeited (in shares)				0		175,347	0
Nonvested options outstanding (in shares)						4,874,511
Nonvested options outstanding weighted average exercise price (in dollars per share)						$ 0.20
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Restricted Shares [Member]
Restricted Stock Grants [Abstract]
Shares issued (in shares)								12,625,005
Fair value shares granted (in dollars per share)		$ 0.1838	$ 0.0060
Compensation expense				$ 103,405		$ 62,563	$ 62,839
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Restricted Shares [Member] | CEO [Member]
Restricted Stock Grants [Abstract]
Shares issued (in shares)		1,402,776
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Restricted Shares [Member] | Grant Date [Member]
Restricted Stock Grants [Abstract]
Vesting percentage								25.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Restricted Shares [Member] | Anniversary of Grant Date, Thereafter [Member]
Restricted Stock Grants [Abstract]
Vesting percentage								15.00%
Tax benefit recognized		$ 0
Stock Options [Abstract]
Tax benefit recognized		$ 0
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Restricted Shares [Member] | Anniversary of Grant Date, Thereafter [Member] | CEO [Member]
Restricted Stock Grants [Abstract]
Vesting percentage		20.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Stock Incentive Plan [Member]
Stock Incentive Plan [Abstract]
Issuance of stock options or restricted shares (in shares)					22,275,000
Issuance of stock options or restricted shares, par value (in dollars per share)					$ 0.01
Stock Options [Abstract]
Shares issued (in shares)	701,338	4,348,610
Shares issued exercise price (in dollars per share)	$ 0.2726	$ 0.1838
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Stock Incentive Plan [Member] | September 23, 2013 [Member]
Stock Options [Abstract]
Shares issued exercise price (in dollars per share)						$ 0.05
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Stock Incentive Plan [Member] | December 16, 2013 [Member]
Stock Options [Abstract]
Shares issued exercise price (in dollars per share)						$ 0.14
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member] | Stock Incentive Plan [Member] | Minimum [Member]
Stock Options [Abstract]
Percentage of exercise price of stock options on fair market value		100.00%